Motley Fool Next Index ETF
Schedule of Investments
May 31, 2024 (Unaudited)

COMMON STOCKS - 99.8%	Number of Shares	Value
Aerospace & Defense - 4.2%
AeroVironment, Inc.(a)	406	$82,073
Axon Enterprise, Inc.(a)	1,085	305,612
HEICO Corp.	1,759	390,093
Textron, Inc.	2,798	245,133
		1,022,911

Air Freight & Logistics - 0.4%
GXO Logistics, Inc.(a)	1,736	87,199

Automobile Components - 0.6%
BorgWarner, Inc.	3,345	119,283
Phinia, Inc.	658	29,452
		148,735

Banks - 0.6%
Axos Financial, Inc.(a)	824	44,389
Western Alliance Bancorp	1,589	100,155
		144,544

Beverages - 1.3%
Boston Beer Co., Inc. - Class A(a)	171	53,638
Celsius Holdings, Inc.(a)	3,387	270,892
		324,530

Biotechnology - 4.1%
2seventy bio, Inc.(a)	735	3,109
Alnylam Pharmaceuticals, Inc.(a)	1,832	271,924
AnaptysBio, Inc.(a)	383	9,169
BioMarin Pharmaceutical, Inc.(a)	2,744	205,992
Bluebird Bio, Inc.(a)	2,803	2,532
Editas Medicine, Inc.(a)	1,134	5,897
Emergent BioSolutions, Inc.(a)	712	4,058
Exact Sciences Corp.(a)	2,641	120,033
Exelixis, Inc.(a)	4,424	95,957
Ionis Pharmaceuticals, Inc.(a)	2,120	79,648
Neurocrine Biosciences, Inc.(a)	1,448	196,074
		994,393

Broadline Retail - 0.4%
Etsy, Inc.(a)	1,724	109,422

Building Products - 0.6%
Trex Co., Inc.(a)	1,582	136,811

Capital Markets - 4.9%
Affiliated Managers Group, Inc.	480	78,048
Cboe Global Markets, Inc.	1,540	266,405
FactSet Research Systems, Inc.	556	224,769
Houlihan Lokey, Inc.	1,007	136,297
Interactive Brokers Group, Inc. - Class A	1,558	195,872
Jefferies Financial Group, Inc.	3,083	143,421
MarketAxess Holdings, Inc.	553	110,008
PJT Partners, Inc. - Class A	342	36,481
		1,191,301

Chemicals - 1.2%
Balchem Corp.	469	72,038
RPM International, Inc.	1,877	210,412
		282,450

Commercial Services & Supplies - 1.4%
Healthcare Services Group, Inc.(a)	1,068	11,513
Rollins, Inc.	6,985	319,145
		330,658

Communications Equipment - 0.5%
Ubiquiti, Inc.	880	125,981

Construction & Engineering - 0.5%
MasTec, Inc.(a)	1,134	127,292

Consumer Finance - 0.1%
Upstart Holdings, Inc.(a)	1,257	31,073

Consumer Staples Distribution & Retail - 0.7%
Casey's General Stores, Inc.	539	178,829

Distributors - 0.7%
LKQ Corp.	3,878	166,870

Diversified Consumer Services - 0.5%
2U, Inc.(a)	1,014	282
Chegg, Inc.(a)	1,501	5,749
Duolingo, Inc.(a)	627	120,008
		126,039

Diversified Telecommunication Services - 0.0%(b)
Bandwidth, Inc. - Class A(a)	342	6,884

Electronic Equipment, Instruments & Components - 4.5%
Cognex Corp.	2,502	113,891
Coherent Corp.(a)	2,211	126,160
Corning, Inc.	12,335	459,602
IPG Photonics Corp.(a)	673	58,369
Littelfuse, Inc.	363	93,146
Zebra Technologies Corp. - Class A(a)	747	233,318
		1,084,486

Energy Equipment & Services - 0.2%
Core Laboratories, Inc.	677	12,687
Oceaneering International, Inc.(a)	1,469	34,786
		47,473

Entertainment - 3.4%
Live Nation Entertainment, Inc.(a)	3,308	310,092
Roku, Inc.(a)	2,089	119,909
Skillz, Inc.(a)	285	1,946
Take-Two Interactive Software, Inc.(a)	2,465	395,287
		827,234

Financial Services - 2.7%
Euronet Worldwide, Inc.(a)	660	76,943
Jack Henry & Associates, Inc.	1,061	174,726
Marqeta, Inc. - Class A(a)	7,417	39,458
Toast, Inc. - Class A(a)	7,975	193,234
Walker & Dunlop, Inc.	490	47,035
WEX, Inc.(a)	611	114,453
		645,849

Food Products - 1.9%
Darling Ingredients, Inc.(a)	2,324	93,890
Freshpet, Inc.(a)	703	92,212
McCormick & Co., Inc.	3,905	282,019
		468,121

Ground Transportation - 1.6%
RXO, Inc.(a)	1,664	33,963
U-Haul Holding Co.(a)	2,805	177,360
XPO, Inc.(a)	1,691	180,903
		392,226

Health Care Equipment & Supplies - 3.2%
Globus Medical, Inc. - Class A(a)	1,962	131,670
Inari Medical, Inc.(a)	845	42,250
Insulet Corp.(a)	1,020	180,734
Masimo Corp.(a)	771	95,990
QuidelOrtho Corp.(a)	972	42,953
Shockwave Medical, Inc.(a)	545	182,575
STAAR Surgical Co.(a)	712	29,569
TransMedics Group, Inc.(a)	476	64,926
		770,667

Health Care Providers & Services - 1.7%
Fulgent Genetics, Inc.(a)	410	8,466
Guardant Health, Inc.(a)	1,770	47,967
HealthEquity, Inc.(a)	1,251	102,182
Progyny, Inc.(a)	1,405	37,865
Quest Diagnostics, Inc.	1,611	228,714
		425,194

Health Care Technology - 0.6%
Doximity, Inc. - Class A(a)	2,715	75,287
GoodRx Holdings, Inc. - Class A(a)	5,749	45,244
Teladoc, Inc.(a)	2,432	27,336
		147,867

Hotels, Restaurants & Leisure - 4.0%
Cava Group, Inc.(a)	1,658	153,448
Dave & Buster's Entertainment, Inc.(a)	572	29,223
Hyatt Hotels Corp. - Class A	1,480	218,256
Planet Fitness, Inc. - Class A(a)	1,266	80,568
Sweetgreen, Inc. - Class A(a)	1,646	50,614
Texas Roadhouse, Inc.	971	167,663
Vail Resorts, Inc.	554	104,551
Wingstop, Inc.	428	157,782
		962,105

Household Durables - 2.1%
Dream Finders Homes, Inc. - Class A(a)	1,359	38,609
iRobot Corp.(a)	400	3,844
Meritage Homes Corp.	526	92,760
NVR, Inc.(a)	50	384,037
		519,250

Household Products - 0.2%
Spectrum Brands Holdings, Inc.	509	45,678

Industrial REITs - 0.4%
STAG Industrial, Inc.	2,645	92,734

Insurance - 2.0%
Kinsale Capital Group, Inc.	340	130,431
Lemonade, Inc.(a)	979	16,163
Markel Group, Inc.(a)	190	311,902
Safety Insurance Group, Inc.	216	16,707
Trupanion, Inc.(a)	580	17,325
		492,528

Interactive Media & Services - 2.3%
Bumble, Inc. - Class A(a)	1,886	22,066
Match Group, Inc.(a)	3,900	119,457
Pinterest, Inc. - Class A(a)	9,807	406,893
		548,416

IT Services - 4.9%
Cloudflare, Inc. - Class A(a)	4,873	329,853
DigitalOcean Holdings, Inc.(a)	1,321	48,943
EPAM Systems, Inc.(a)	843	149,995
Fastly, Inc. - Class A(a)	1,952	15,304
GoDaddy, Inc. - Class A(a)	2,052	286,521
Okta, Inc.(a)	2,437	216,113
Twilio, Inc. - Class A(a)	2,649	152,053
		1,198,782

Leisure Products - 0.5%
Hasbro, Inc.	2,020	120,756

Life Sciences Tools & Services - 0.5%
Mesa Laboratories, Inc.	77	7,369
Repligen Corp.(a)	811	120,912
		128,281

Machinery - 3.7%
Chart Industries, Inc.(a)	601	94,375
Middleby Corp.(a)	782	100,808
Proto Labs, Inc.(a)	369	11,428
RBC Bearings, Inc.(a)	422	124,608
Tennant Co.	266	27,307
Toro Co.	1,520	121,889
Westinghouse Air Brake Technologies Corp.	2,558	432,890
		913,305

Media - 0.6%
Boston Omaha Corp. - Class A(a)	456	6,662
New York Times Co. - Class A	2,395	122,624
PubMatic, Inc. - Class A(a)	705	15,440
		144,726

Oil, Gas & Consumable Fuels - 1.2%
Clean Energy Fuels Corp.(a)	3,143	9,838
EQT Corp.	6,413	263,510
Vitesse Energy, Inc.	395	10,080
		283,428

Passenger Airlines (New name) - 0.4%
Alaska Air Group, Inc.(a)	1,825	76,687
Hawaiian Holdings, Inc.(a)	684	9,343
		86,030

Personal Care Products - 0.6%
elf Beauty, Inc.(a)	807	150,836

Pharmaceuticals - 0.8%
Viatris, Inc.	17,276	183,126

Professional Services - 3.5%
Broadridge Financial Solutions, Inc.	1,698	340,908
NV5 Global, Inc.(a)	228	21,427
Paycom Software, Inc.	823	119,598
Robert Half, Inc.	1,506	96,730
SS&C Technologies Holdings, Inc.	3,594	223,008
TaskUS, Inc. - Class A(a)	1,255	17,959
Upwork, Inc.(a)	1,998	21,119
		840,749

Real Estate Management & Development - 0.6%
Redfin Corp.(a)	1,596	10,278
Zillow Group, Inc. - Class C(a)	3,378	138,329
		148,607

Retail REITs - 0.1%
Retail Opportunity Investments Corp.	1,848	23,137

Semiconductors & Semiconductor Equipment - 5.0%
Cirrus Logic, Inc.(a)	787	90,269
Enphase Energy, Inc.(a)	1,977	252,858
First Solar, Inc.(a)	1,545	419,869
Impinj, Inc.(a)	391	63,995
Silicon Laboratories, Inc.(a)	464	58,543
Skyworks Solutions, Inc.	2,334	216,268
Universal Display Corp.	688	120,882
		1,222,684

Software - 12.6%
Alarm.com Holdings, Inc.(a)	729	47,684
Appfolio, Inc. - Class A(a)	521	118,955
Appian Corp. - Class A(a)	1,070	30,377
Asana, Inc. - Class A(a)	3,271	42,687
Blackbaud, Inc.(a)	762	59,390
BlackLine, Inc.(a)	897	42,805
Box, Inc. - Class A(a)	2,102	57,279
Braze, Inc. - Class A(a)	1,453	54,705
Confluent, Inc. - Class A(a)	4,550	118,164
DocuSign, Inc.(a)	2,966	162,359
Fair Isaac Corp.(a)	360	464,375
HubSpot, Inc.(a)	736	449,733
Manhattan Associates, Inc.(a)	898	197,147
Nutanix, Inc. - Class A(a)	3,555	196,645
Pegasystems, Inc.	1,221	70,159
Q2 Holdings, Inc.(a)	859	52,244
Samsara, Inc. - Class A(a)	7,782	264,043
Tyler Technologies, Inc.(a)	611	293,500
UiPath, Inc. - Class A(a)	8,236	100,973
Unity Software, Inc.(a)	5,616	102,604
Varonis Systems, Inc.(a)	1,590	68,306
Workiva, Inc.(a)	799	61,499
Zuora, Inc. - Class A(a)	1,990	20,199
		3,075,832

Specialty Retail - 7.8%
Camping World Holdings, Inc. - Class A	644	12,944
CarMax, Inc.(a)	2,298	161,458
Carvana Co.(a)	1,692	169,166
Chewy, Inc. - Class A(a)	6,276	133,114
Designer Brands, Inc. - Class A	781	7,849
Five Below, Inc.(a)	802	110,780
GameStop Corp. - Class A(a)	4,443	102,811
RH(a)	267	72,605
Sleep Number Corp.(a)	304	4,596
Stitch Fix, Inc. - Class A(a)	1,466	3,621
Tractor Supply Co.	1,561	445,338
Ulta Beauty, Inc.(a)	707	279,329
Wayfair, Inc. - Class A(a)	1,753	104,286
Williams-Sonoma, Inc.	934	273,867
Winmark Corp.	55	19,575
		1,901,339

Technology Hardware, Storage & Peripherals - 1.1%
Pure Storage, Inc. - Class A(a)	4,551	274,380

Textiles, Apparel & Luxury Goods - 0.8%
Skechers USA, Inc. - Class A(a)	2,229	159,195
Under Armour, Inc. - Class A(a)	6,211	44,657
		203,852

Trading Companies & Distributors - 1.6%
Watsco, Inc.	531	252,172
WESCO International, Inc.	741	133,002
		385,174
TOTAL COMMON STOCKS (Cost $25,570,622)		24,290,774

TOTAL INVESTMENTS - 99.8% (Cost $25,570,622)		$24,290,774
Other Assets in Excess of Liabilities - 0.2%		61,071
TOTAL NET ASSETS - 100.0%
		$24,351,845

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.

PORTFOLIO VALUATION - The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sales price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter ("OTC") market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of those investment companies (which may use fair value pricing as discussed in their prospectuses). Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close. Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. Forward currency exchange contracts are valued by interpolating between spot and forward currency rates as quoted by an independent pricing service. Futures contracts are generally valued using the settlement price determined by the relevant exchange. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the RBB, Fund, Inc.’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

FAIR VALUE MEASUREMENTS - The inputs and valuation techniques used to measure the fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

Level 1 -	Prices are determined using quoted prices in active markets for identical securities.
Level 2 -	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 -	Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of Returns the end of the date range, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	24,290,774	–	–	24,290,774
Total Investments	24,290,774	–	–	24,290,774

Refer to the Schedule of Investments for additional information.

Refer to Schedule of Investments for industry classifications.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for Level 3 transfers are disclosed if the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended May 31, 2024, the Fund had no Level 3 transfers.

For more information with regard to significant accounting policies, see the most recent annual report or prospectus filed with the Securities and Exchange Commission.